SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Property Plant and Equipment Useful Lives (Details)	6 Months Ended
Jun. 30, 2023
Machinery and laboratory equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	10 years
Machinery and laboratory equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years
Vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	4 years
Furniture and tools | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years
Furniture and tools | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	3 years
Electronic equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	3 years
Computer software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years
Computer software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	3 years
Leasehold improvements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, estimated useful lives	Lesser of lease terms or estimated useful lives of the assets